Stock-Based Compensation - Stock Options (Details) - Stock options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding at the beginning of the period (in shares)	3,563	2,774
Granted (in shares)	2,300	1,584
Exercised (in shares)	(4)	(159)
Forfeited/expired (in shares)	(47)	(636)
Outstanding at the end of the period (in shares)	5,812	3,563	2,774
Exercisable at the end of the period (in shares)	1,839	1,511
Vested and expected to vest at the end of the period (in shares)	5,812	3,563
Weighted-average exercise price per share
Outstanding at the beginning of the period (in dollars per share)	$ 19.94	$ 19.62
Granted (in dollars per share)	8.49	20.46
Exercised (in dollars per share)	3.12	11.71
Forfeited/expired (in dollars per share)	15.2	21.89
Outstanding at the end of the period (in dollars per share)	15.46	19.94	$ 19.62
Exercisable at the end of the period (in dollars per share)	21.38	21.18
Vested and expected to vest at the end of the period (in dollars per share)	$ 15.46	$ 19.94
Weighted-average remaining contractual life (in years)
Outstanding	8 years 4 months 24 days	7 years 8 months 12 days	7 years 10 months 24 days
Exercisable	6 years 6 months	6 years 3 months 18 days
Vested and expected to vest	8 years 4 months 24 days	7 years 8 months 12 days
Aggregate intrinsic value
Outstanding	$ 73	$ 678	$ 26,941
Exercisable	47	549
Vested and expected to vest	$ 73	$ 678